Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share And Earnings Per Unit [Text Block]
Earnings Per Share and Earnings Per Unit

Equity Residential
The following tables set forth the computation of net income per share – basic and net income per share – diluted for the Company (amounts in thousands except per share amounts):

	Year Ended December 31,
	2011	2010	2009
Numerator for net income per share – basic:
Income (loss) from continuing operations	$76,443	$(88,299)	$(63,220)
Allocation to Noncontrolling Interests – Operating Partnership, net	(2,738)	4,732	4,273
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(832)	726	558
Net income attributable to Preference Interests and Units	—	—	(9)
Preferred distributions	(13,865)	(14,368)	(14,479)
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	59,008	(97,209)	(72,877)
Discontinued operations, net of Noncontrolling Interests	820,712	366,451	420,671
Numerator for net income per share – basic	$879,720	$269,242	$347,794
Numerator for net income per share – diluted (1):
Income from continuing operations	$76,443
Net (income) attributable to Noncontrolling Interests – Partially Owned Properties	(832)
Preferred distributions	(13,865)
Income from continuing operations available to Common Shares	61,746
Discontinued operations, net	858,754
Numerator for net income per share – diluted (1)	$920,500	$269,242	$347,794
Denominator for net income per share – basic and diluted (1):
Denominator for net income per share – basic	294,856	282,888	273,609
Effect of dilutive securities:
OP Units	13,206
Long-term compensation shares/units	4,003
Denominator for net income per share – diluted (1)	312,065	282,888	273,609
Net income per share – basic	$2.98	$0.95	$1.27
Net income per share – diluted	$2.95	$0.95	$1.27
Net income per share – basic:
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$0.200	$(0.344)	$(0.266)
Discontinued operations, net of Noncontrolling Interests	2.784	1.296	1.537
Net income per share – basic	$2.984	$0.952	$1.271
Net income per share – diluted (1):
Income (loss) from continuing operations available to Common Shares	$0.198	$(0.344)	$(0.266)
Discontinued operations, net	2.752	1.296	1.537
Net income per share – diluted	$2.950	$0.952	$1.271
Distributions declared per Common Share outstanding	$1.58	$1.47	$1.64

(1)
Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2010 and 2009, respectively.

Convertible preferred shares/units that could be converted into 0, 325,103 and 402,501 weighted average Common Shares for the years ended December 31, 2011, 2010 and 2009, respectively, were outstanding but were not included in the computation of diluted earnings per share because the effects would be anti-dilutive. In addition, the effect of the Common Shares that could ultimately be issued upon the conversion/exchange of the Operating Partnership’s $650.0 million exchangeable senior notes ($482.5 million outstanding were redeemed on August 18, 2011) was not included in the computation of diluted earnings per share because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 12.
ERP Operating Limited Partnership
The following tables set forth the computation of net income per Unit – basic and net income per Unit – diluted for the Operating Partnership (amounts in thousands except per Unit amounts):

	Year Ended December 31,
	2011	2010	2009
Numerator for net income per Unit – basic and diluted (1):
Income (loss) from continuing operations	$76,443	$(88,299)	$(63,220)
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(832)	726	558
Allocation to Preference Units	(13,865)	(14,368)	(14,479)
Allocation to Preference Interests and Junior Preference Units	—	—	(9)
Income (loss) from continuing operations available to Units	61,746	(101,941)	(77,150)
Discontinued operations, net	858,754	384,282	445,249
Numerator for net income per Unit – basic and diluted (1)	$920,500	$282,341	$368,099
Denominator for net income per Unit – basic and diluted (1):
Denominator for net income per Unit – basic	308,062	296,527	289,167
Effect of dilutive securities:
Dilution for Units issuable upon assumed exercise/vesting of the Company's long-term compensation shares/units	4,003
Denominator for net income per Unit – diluted (1)	312,065	296,527	289,167
Net income per Unit – basic	$2.98	$0.95	$1.27
Net income per Unit – diluted	$2.95	$0.95	$1.27
Net income per Unit – basic:
Income (loss) from continuing operations available to Units	$0.200	$(0.344)	$(0.266)
Discontinued operations, net	2.784	1.296	1.537
Net income per Unit – basic	$2.984	$0.952	$1.271
Net income per Unit – diluted (1):
Income (loss) from continuing operations available to Units	$0.198	$(0.344)	$(0.266)
Discontinued operations, net	2.752	1.296	1.537
Net income per Unit – diluted	$2.950	$0.952	$1.271
Distributions declared per Unit outstanding	$1.58	$1.47	$1.64

(1)
Potential Units issuable from the assumed exercise/vesting of the Company's long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per Unit calculation as the Operating Partnership had a loss from continuing operations for the years ended December 31, 2010 and 2009, respectively.

Convertible preference interests/units that could be converted into 0, 325,103 and 402,501 weighted average Common Shares (which would be contributed to the Operating Partnership in exchange for OP Units) for the years ended December 31, 2011, 2010 and 2009, respectively, were outstanding but were not included in the computation of diluted earnings per Unit because the effects would be anti-dilutive. In addition, the effect of the Common Shares/OP Units that could ultimately be issued upon the conversion/exchange of the Company's $650.0 million exchangeable senior notes ($482.5 million outstanding were redeemed on August 18, 2011) was not included in the computation of diluted earnings per Unit because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 12.